Segmented information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
External gold revenue	$ 1,934,272	$ 1,732,590
Production costs	616,197	626,526
Depreciation & depletion	404,371	386,471
Impairment (reversal of impairment) of long-lived assets	322,148	(909)
Write-down of mining interests	19,905	12,366
Current income tax, withholding and other taxes	290,081	247,811
Net income (loss)	41,588	286,723
Capital expenditures	811,087	349,982
Total assets	4,874,619	3,681,233
Operating segments | Fekola Mine
Disclosure of operating segments [line items]
External gold revenue	1,143,781	1,067,482
Production costs	333,215	326,529
Depreciation & depletion	214,533	215,664
Impairment (reversal of impairment) of long-lived assets	159,317	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	192,462	196,499
Net income (loss)	122,008	231,587
Capital expenditures	302,670	132,836
Total assets	1,342,500	1,456,040
Operating segments | Fekola Regional
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	1,267	0
Impairment (reversal of impairment) of long-lived assets	46,349	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	0	0
Net income (loss)	(45,173)	(10,125)
Capital expenditures	92,522	46,011
Total assets	250,729	208,714
Operating segments | Masbate Mine
Disclosure of operating segments [line items]
External gold revenue	372,902	384,714
Production costs	160,952	177,705
Depreciation & depletion	79,423	88,834
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mining interests	0	313
Current income tax, withholding and other taxes	22,813	24,676
Net income (loss)	64,897	71,252
Capital expenditures	33,950	44,287
Total assets	739,506	755,297
Operating segments | Otjikoto Mine
Disclosure of operating segments [line items]
External gold revenue	417,589	280,394
Production costs	122,030	122,292
Depreciation & depletion	107,148	79,354
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	75,713	26,512
Net income (loss)	85,293	33,844
Capital expenditures	64,926	82,572
Total assets	414,383	439,051
Operating segments | Goose Project
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	0	0
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	0	0
Net income (loss)	(2,687)	0
Capital expenditures	292,934	0
Total assets	1,479,754	0
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	0	6
Impairment (reversal of impairment) of long-lived assets	116,482	(909)
Write-down of mining interests	19,905	12,053
Current income tax, withholding and other taxes	(1,000)	124
Net income (loss)	(107,426)	(9,182)
Capital expenditures	23,843	44,102
Total assets	384,530	341,005
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	2,000	2,613
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	93	0
Net income (loss)	(75,324)	(30,653)
Capital expenditures	242	174
Total assets	$ 263,217	$ 481,126